Unaudited Interim Consolidated Statements of Cash Flows (continuing and discontinued operations) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows provided by / (used in) Operating Activities:
Net income /(loss)	$ (5,500)	$ 5,936
Adjustments to reconcile net income/(loss) to net cash provided by / (used in) operating activities:
Depreciation and amortization of deferred charges (Notes 3 and 6)	3,653	2,679
Amortization of deferred financing costs	74	68
Impairment losses	0	339
Gain / (loss) on vessel's sale	0	27
Compensation cost on restricted stock and stock option awards (Note 9)	227	1,310
(Increase) / Decrease in:
Accounts receivable	1,084	(490)
Deferred voyage expenses	(77)	0
Inventories	(1,162)	968
Prepaid expenses and other assets	72	184
Right of use asset under operating leases	50	(36)
Increase / (Decrease) in:
Accounts payable, trade and other	784	(297)
Due to related parties	(45)	46
Accrued liabilities	(24)	(783)
Other liabilities, non current	14	19
Lease liabilities under operating leases	(50)	36
Drydock costs	(640)	0
Net Cash provided by / (used in) Operating Activities	(1,540)	10,006
Cash Flows used in Investing Activities:
Vessel acquisitions and other vessels' costs	0	(41,242)
Proceeds from sale of vessels, net of expenses	0	18,103
Payments for vessels' improvements	(867)	0
Property and equipment additions	(4)	(70)
Net Cash used in Investing Activities	(871)	(23,209)
Cash Flows provided by / (used in) Financing Activities:
Proceeds from long-term bank debt (Note 7)	0	26,000
Repayments of long-term bank debt (Note 7)	(3,956)	(4,275)
Common shares re-purchase and retirement, including expenses (Note 9)	0	(656)
Repurchase of Series C preferred shares, including expenses (Note 9)	0	(1,515)
Repurchase of Series B preferred shares (Note 9)	0	(400)
Payments of financing costs (Note 7)	0	(260)
Net Cash provided by / (used in) Financing Activities	(3,956)	18,894
Net increase / (decrease) in cash, cash equivalents and restricted cash	(6,367)	5,691
Cash, cash equivalents and restricted cash at beginning of the year	21,378	26,363
Cash, cash equivalents and restricted cash at the end of the period	15,011	32,054
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at the end of the period	15,011	32,054
Cash, cash equivalents and restricted cash at the end of the period	15,011	32,054
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash investing activities	410	0
Interest payments, net of amounts capitalized	$ 830	$ 933